FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021
Assets:
Cash and marketable securities held in Trust Account	$ 287,505,380
Liabilities:
Warrant liability	17,508,332
Public Warrants
Liabilities:
Warrant liability	6,199,999	$ 5,889,999
Private Placement Warrants
Liabilities:
Warrant liability	11,308,333	$ 11,883,333
Recurring
Assets:
Cash and marketable securities held in Trust Account	287,505,380
Recurring | Public Warrants
Liabilities:
Warrant liability	11,308,333
Recurring | Private Placement Warrants
Liabilities:
Warrant liability	6,199,999
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	287,505,380
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability	11,308,333
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 6,199,999